                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

                           CDC Nvest Companies Trust I
               (Exact name of registrant as specified in charter)

      399 Boylston Street, Boston, Massachusetts                   02116
       (Address of principal executive offices)                 (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO] CDC NvestFunds(SM)
       CDC IXIS Asset Management Distributors

       Semiannual Report
       July 31, 2004

       AEW Real Estate Fund
       AEW Management and Advisors

--------------------------------------------------------------------------------
                              AEW Real Estate Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

================================================================================
Objective:

Seeks to provide investors with above-average income and long-term growth of capital
--------------------------------------------------------------------------------

Strategy:

Invests in real estate investment trusts (REITs) and/or real estate-related companies
--------------------------------------------------------------------------------

Inception Date:

August 31, 2000
--------------------------------------------------------------------------------

Manager:

Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NRFAX
Class B   NRFBX
Class C   NRCFX
Class Y   NRFYX
--------------------------------------------------------------------------------

You Should Know:

The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.
================================================================================

                                                           Management Discussion
--------------------------------------------------------------------------------

The solid returns many REIT (Real Estate Investment Trust) investors have enjoyed for the last several years continued through the beginning of AEW Real Estate Fund's fiscal year. However, share prices declined sharply in April and the first half of May, reflecting a variety of factors, including concerns over near-term rising interest rates. Then in mid-May, a vigorous price rally began and persisted through the end of the fiscal period in July, erasing much of the preceding months' losses. For the six months ended July 31, 2004, the total return on Class A shares of AEW Real Estate Fund was 3.28% based on net asset value and $0.18 in dividends and $0.04 in long-term capital gains reinvested during the period. In comparison, the total return for the fund's benchmark, the Morgan Stanley REIT Index, was 1.31%, while the average return on Morningstar's Specialty Real Estate Fund category was 2.43% for the period.

Apartment, retail and lodging sectors were strong

The fund's solid performance relative to its benchmark was primarily attributable to strong results from its holdings in the apartment, retail and lodging sectors. Among the fund's top-performing stocks in these sectors were AvalonBay Communities (apartments); Chelsea Property Group (retail); and Starwood Hotels and Resorts (lodging/gaming). The strong performance of AvalonBay, which is one of the nation's largest apartment REITs, has largely been driven by the company's strategy of developing, redeveloping, acquiring and managing apartment communities in markets with "high barriers to entry" in the United States. Chelsea Property Group was acquired by Simon Property Group in June at a significant premium to its trading price. The stellar performance of Starwood Hotels and Resorts during the period primarily reflects strong operating results reported by the company's various brands since the beginning of the year.

Portfolio composition was shifted

Consistent with our value-oriented strategy, we made marginal changes to the fund's composition during the six months ended July 31, 2004, slightly adjusting the fund's exposure to the office and industrial sectors. We increased exposure to the apartment sector, purchasing additional shares of companies - including AvalonBay Communities and Archstone Smith Trust - which we believe are well positioned to benefit from a higher interest-rate environment and an improving job market.

The fund's exposure to the retail sector decreased slightly during the period, primarily reflecting our decision to sell shares of some companies that had performed well recently, including Federal Realty Trust and Kimco Realty Corp. We increased holdings in the hotels and motels and lodging/resorts sectors during the period, adding shares of companies that we believe are positioned to benefit from an expected increase in demand for hotel rooms as the economic recovery strengthens.

Outlook

For the remainder of the year, we believe capital flows into REITs will remain strong, as investors in general continue to seek diversification benefits and dividend yield from REITs. On average, property market fundamentals seem to have bottomed out for this cycle and appear to be improving, in step with the broader economy. We believe the earnings recovery will be somewhat muted near term due to rising operating costs, but we think it will show steady improvement over the next several years. Our investment process will continue to focus on securities selection within each sector, seeking real estate equity securities we believe are mispriced relative to their peers and that represent the greatest relative value, the strongest potential for appreciation, and lower downside risk.

--------------------------------------------------------------------------------
                              AEW Real Estate Fund
--------------------------------------------------------------------------------

                                        Investment Results through July 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

               December 29, 2000 (inception) through July 31, 2004

                                     [CHART]

                                   Line chart

                            MAXIMUM      Morgan
   Month       NET Asset     Sales       Stanley
    End         Value/1/   Charge/2/   REIT Index/5/
-----------     --------   ---------   -------------
 12/29/2000      10,000       9,425            --
 12/31/2000      10,000       9,425        10,000
  1/31/2001       9,915       9,345        10,043
  2/28/2001       9,802       9,238         9,870
  3/31/2001       9,859       9,292         9,951
  4/30/2001      10,068       9,489        10,182
  5/31/2001      10,248       9,659        10,410
  6/30/2001      10,848      10,224        11,038
  7/31/2001      10,723      10,107        10,799
  8/31/2001      11,173      10,531        11,199
  9/30/2001      10,835      10,212        10,751
 10/31/2001      10,458       9,857        10,391
 11/30/2001      10,999      10,367        10,997
 12/31/2001      11,299      10,649        11,283
  1/31/2002      11,220      10,575        11,257
  2/28/2002      11,457      10,798        11,480
  3/31/2002      12,149      11,450        12,219
  4/30/2002      12,248      11,544        12,297
  5/31/2002      12,466      11,749        12,453
  6/30/2002      12,758      12,025        12,811
  7/31/2002      12,085      11,390        12,092
  8/31/2002      12,095      11,400        12,112
  9/30/2002      11,645      10,975        11,673
 10/31/2002      11,048      10,412        11,087
 11/30/2002      11,523      10,861        11,598
 12/31/2002      11,689      11,017        11,694
  1/31/2003      11,368      10,715        11,373
  2/28/2003      11,596      10,929        11,576
  3/31/2003      11,811      11,132        11,819
  4/30/2003      12,270      11,565        12,318
  5/31/2003      12,959      12,214        13,014
  6/30/2003      13,266      12,503        13,311
  7/31/2003      13,992      13,188        14,019
  8/31/2003      14,098      13,287        14,104
  9/30/2003      14,582      13,744        14,604
 10/31/2003      14,794      13,943        14,850
 11/30/2003      15,420      14,533        15,505
 12/31/2003      15,901      14,987        15,992
  1/31/2004      16,479      15,531        16,693
  2/29/2004      16,838      15,870        16,971
  3/31/2004      17,836      16,810        17,919
  4/30/2004      15,261      14,383        15,263
  5/31/2004      16,379      15,437        16,359
  6/30/2004      16,898      15,926        16,822
  7/31/2004      17,019      16,034        16,911

                                   Average Annual Total Returns -- July 31, 2004
--------------------------------------------------------------------------------
                                                             Since
                               6 Months/4/   1 Year/4/   Inception/4/
                               -----------   ---------   ------------
Class A (Inception 12/29/00)

Net Asset Value/1/                 3.28%       21.63%       15.98%
With Maximum Sales Charge/2/      -2.64        14.65        14.07

Class B (Inception 12/29/00)

Net Asset Value/1/                 2.82        20.51        15.06
With CDSC/3/                      -2.18        15.51        14.47

Class C (Inception 12/29/00)

Net Asset Value/1/                 2.95        20.78        15.18
With CDSC/3/                       1.95        19.78        15.18

Class Y (Inception 8/31/00)

Net Asset Value/1/                 3.39        22.10        17.30
--------------------------------------------------------------------------------

                                                       Since          Since
                                                   Class A, B, C    Class Y
Comparative Performance          6 Months  1 Year   Inception/7/  Inception/7/
-----------------------          --------  ------  -------------  ------------
   Morgan Stanley REIT Index/5/    1.31%   20.62%      15.80%        16.36%
   Morningstar Specialty Real
      Estate Fund Avg./6/          2.43    21.64       15.36         15.90

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. All results include reinvestment of dividends and capital gains. The illustration represents past performance of Class A shares. The table and illustration do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Class Y shares are available to certain institutional investors only.

                                                   Portfolio as of July 31, 2004
--------------------------------------------------------------------------------

=====================================================
                                      % of Net Assets
                                           as of
REITs                                     7/31/04
-----------------------------------------------------
Apartments                                  16.9
-----------------------------------------------------
Regional Malls                              16.2
-----------------------------------------------------
Office                                      14.9
-----------------------------------------------------
Industrial                                  11.9
-----------------------------------------------------
Shopping Centers                            11.5
-----------------------------------------------------
Diversified                                  7.7
-----------------------------------------------------
Lodging/Resorts                              3.9
-----------------------------------------------------
Self Storage                                 3.8
-----------------------------------------------------
Healthcare                                   2.4
-----------------------------------------------------
Factory Outlets                              1.3
-----------------------------------------------------
Office/Industrial                            1.2
-----------------------------------------------------
Manufactured Homes                           1.0
-----------------------------------------------------
Hotels                                       0.3
=====================================================
Other Real Estate-Related Companies
-----------------------------------------------------
Hotels & Motels                              3.2
-----------------------------------------------------
Office                                       1.7
=====================================================

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 5.75%.
/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/5/ Morgan Stanley REIT Index is an unmanaged index of stocks issued by real estate investment trusts (REITs).
/6/ Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Classes A, B and C from 12/31/00; Class Y from 8/31/00.

--------------------------------------------------------------------------------
              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              AEW Real Estate Fund
--------------------------------------------------------------------------------

UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the fund's prospectus.

The examples below are intended to help you understand the ongoing costs of investing in the fund and compare these with the ongoing costs of investing in other mutual funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. If transaction costs were included, total costs would be higher.

Estimating actual fund expenses

The table below shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2004 through July 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Expenses Paid During the Period row as shown below for your class.

Actual expenses and values of a $1,000 investment in AEW Real Estate Fund

                                       Class A     Class B     Class C     Class Y
                                      ---------   ---------   ---------   ---------
Ending account value after expenses   $1,032.80   $1,028.20   $1,029.50   $1,033.90
Expenses paid during period*          $    7.58   $   11.35   $   11.35   $    6.32
Annualized expense ratio                   1.50%       2.25%       2.25%       1.25%

*Expenses are equal to the fund's annualized expense ratio for the Class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the one-half year period).

Comparing fund expenses based on a hypothetical return

The following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Hypothetical expenses and values of a $1,000 investment (Based on a hypothetical 5% return before expenses)

                                       Class A     Class B     Class C     Class Y
                                      ---------   ---------   ---------   ---------
Ending account value after expenses   $1,017.40   $1,013.67   $1,013.67   $1,018.65
Expenses paid during period*          $    7.52   $   11.26   $   11.26   $    6.27
Annualized expense ratio                   1.50%       2.25%       2.25%       1.25%

*Expenses are equal to the fund's annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

Additional information

The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager's views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because this fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC IXIS Asset Management Distributors, L.P. and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.

Proxy voting information

A description of the fund's proxy voting policies and the procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling CDC Nvest Funds at 800-225-5478; on the fund's web site, www.cdcnvestfunds.com; and on the Securities and Exchange's website at www.sec.gov. Information describing how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the fund's website and the SEC website.

Quarterly portfolio schedule

Beginning next quarter, the fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q will be available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
                 AEW Real Estate Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of July 31, 2004 (unaudited)

Shares       Description                                              Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 97.9% of Total Net Assets
             LODGING & GAMING - 3.2%
             Hotels & Motels - 3.2%
    88,000   Hilton Hotels Corp.                                     $ 1,569,040
    22,000   Starwood Hotels & Resorts Worldwide, Inc.                   990,000
                                                                     -----------
                                                                       2,559,040
                                                                     -----------
             REAL ESTATE - 1.7%
             Office - 1.7%
    45,500   Brookfield Properties Corp.(c)                            1,394,575
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS - 93.0%
             REITs - Apartments - 16.9%
    37,000   Apartment Investment & Management Co., Class A(c)         1,182,890
   102,500   Archstone Smith Trust                                     3,016,575
    63,500   AvalonBay Communities, Inc.                               3,695,700
    32,000   Camden Property Trust                                     1,440,000
   116,000   Equity Residential Properties Trust                       3,427,800
    15,000   Summit Properties, Inc.                                     387,000
    24,000   United Dominion Realty Trust, Inc.                          465,360
                                                                     -----------
                                                                      13,615,325
                                                                     -----------
             REITs - Diversified - 7.7%
   127,000   Catellus Development Corp.                                3,175,000
    24,200   iStar Financial, Inc.                                       919,600
    36,000   Vornado Realty Trust                                      2,091,240
                                                                     -----------
                                                                       6,185,840
                                                                     -----------
             REITs - Factory Outlets - 1.3%
    15,500   Chelsea Property Group, Inc.                              1,009,360
                                                                     -----------
             REITs - Healthcare - 2.4%
    37,500   Healthcare Realty Trust, Inc.                             1,354,500
    55,500   Omega Healthcare Investors, Inc.                            541,125
                                                                     -----------
                                                                       1,895,625
                                                                     -----------
             REITs - Hotels - 0.3%
    18,500   Strategic Hotel Capital, Inc.(d)                            267,325
                                                                     -----------
             REITs - Industrial - 11.9%
    60,600   AMB Property Corp.                                        2,129,484
    35,500   Duke Realty Corp.                                         1,091,980
    10,000   First Potomac Realty Trust                                  198,000
    78,500   Liberty Property Trust                                    3,014,400
    93,500   ProLogis Trust                                            3,182,740
                                                                     -----------
                                                                       9,616,604
                                                                     -----------
             REITs - Lodging/Resorts - 3.9%
    13,500   Hospitality Properties Trust                                538,380
   201,000   Host Marriott Corp.(c) (d)                                2,602,950
                                                                     -----------
                                                                       3,141,330
                                                                     -----------
             REITs - Manufactured Homes - 1.0%
    23,000   Affordable Residential Communities, Inc.                    351,900
    12,500   Sun Communities, Inc.                                       470,125
                                                                     -----------
                                                                         822,025
                                                                     -----------
             REITs - Office - 14.9%
    77,000   Boston Properties, Inc.                                   4,073,300
    23,000   CarrAmerica Realty Corp.                                    701,270
    23,500   Corporate Office Properties Trust V                         595,255
   117,000   Equity Office Properties Trust                            3,036,150
    27,000   Highwoods Properties, Inc.                                  626,400
    37,500   Kilroy Realty Corp.                                       1,327,500
    48,000   Prentiss Properties Trust                                 1,644,480
                                                                     -----------
                                                                      12,004,355
                                                                     -----------
             REITs - Office/Industrial - 1.2%
    25,000   PS Business Parks, Inc.                                   1,005,000
                                                                     -----------
             REITs - Regional Malls - 16.2%
    75,500   General Growth Properties, Inc.(c)                      $ 2,271,040
    38,500   Macerich Co. (The)                                        1,844,150
    62,500   Rouse Co. (The)(c)                                        3,050,000
    90,000   Simon Property Group, Inc.                                4,644,900
    53,000   Taubman Centers, Inc.                                     1,224,300
                                                                     -----------
                                                                      13,034,390
                                                                     -----------
             REITs - Self Storage - 3.8%
    41,500   Public Storage, Inc.                                      1,955,895
    30,000   Shurgard Storage Centers, Inc., Class A                   1,110,000
                                                                     -----------
                                                                       3,065,895
                                                                     -----------
             REITs - Shopping Centers - 11.5%
    65,500   Developers Diversified Realty Corp.                       2,350,140
    34,500   Federal Realty Investment Trust                           1,455,900
    18,200   Inland Real Estate Corp.                                    237,874
    35,000   Kimco Realty Corp.                                        1,683,500
    17,700   Pan Pacific Retail Properties, Inc.                         895,620
     9,500   Realty Income Corp.                                         384,940
    51,000   Regency Centers Corp.                                     2,167,500
     4,400   Urstadt Biddle, Class A                                      59,664
                                                                     -----------
                                                                       9,235,138
                                                                     -----------
             Total Real Estate Investment Trusts                      74,898,212
                                                                     -----------
             Total Common Stocks (Identified Cost $66,549,903)        78,851,827
                                                                     -----------
Principal
  Amount
----------
Short Term Investments - 9.8%
$1,657,602   Repurchase Agreement with Investors Bank & Trust Co.
             dated 7/30/2004 at 1.00% to be repurchased at
             $1,657,741 on 8/02/2004, collateralized by
             $1,600,581 Small Business
             Administration Bond, 4.625%, due 9/25/2016 valued at
             $1,740,483                                               1,657,602
 1,200,322   Bank of America, 1.313%, due 10/19/2004(e)               1,200,322
   353,535   Bank of Montreal, 1.37%, due 8/23/2004(e)                  353,535
   205,770   Bank of Nova Scotia, 1.32%, due 8/13/2004(e)               205,770
 1,114,589   BGI Institutional Money Market Fund(e)                   1,114,589
   274,360   Calyon, 1.25%, due 8/05/2004(e)                            274,360
   171,475   Den Danske Bank, 1.27%, due 8/06/2004(e)                   171,475
    85,738   Edison Asset, 1.301%, due 8/10/2004(e)                      85,738
    85,769   Fairway Finance, 1.402%, due 8/26/2004(e)                   85,769
    85,738   Fortis Bank, 1.42%, due 9/14/2004(e)                        85,738
   171,475   Goldman Sachs Financial Square Prime Obligations
             Fund(e)                                                    171,475
    38,085   Merrill Lynch Premier Institutional Fund(e)                 38,085
   651,605   Merrimac Cash Fund, Premium Class(e)                       651,605
   428,688   Royal Bank of Canada, 1.25%, due 8/03/2004(e)              428,688
   257,213   Royal Bank of Canada, 1.25%, due 8/04/2004(e)              257,213
   257,213   Royal Bank of Scotland, 1.25%, due 8/04/2004(e)            257,213
   257,213   Royal Bank of Scotland, 1.32%, due 8/13/2004(e)            257,213
   171,475   Toronto Dominion Bank, 1.43%, due 9/03/2004(e)             171,475
   171,475   Wells Fargo, 1.34%, due 8/18/2004(e)                       171,475
   257,213   Wells Fargo, 1.28%, due 8/27/2004(e)                       257,213
                                                                    -----------
             Total Short Term Investments (Identified Cost
             $7,896,553)                                              7,896,553
                                                                    -----------
             Total Investments -- 107.7% (Identified Cost
             $74,446,456) (b)                                        86,748,380
             Other assets less liabilities -- (7.7%)                 (6,185,125)
                                                                    -----------
             Total Net Assets -- 100%                               $80,563,255
                                                                    ===========
(a)   See Note 2a of Notes to Financial Statements.
(b)   Federal Tax Information:
      At July 31, 2004, the net unrealized appreciation on
      investments based on cost of $74,446,456 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost            $12,960,192
      Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value               (658,268)
                                                                    -----------
      Net unrealized appreciation                                   $12,301,924
                                                                    ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
           AEW Real Estate Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

(c) All or a portion of this security was on loan to brokers at July 31, 2004.
(d)   Non-income producing security.
(e)   Represents investments of securities lending collateral.
REITs Real Estate Investment Trusts

Industry Holdings at July 31, 2004 as a Percentage of Net Assets
Apartments                                               16.9%
Regional Malls                                           16.2
Office - REIT                                            14.9
Industrial                                               11.9
Shopping Centers                                         11.5
Diversified                                               7.7
Lodging/Resorts                                           3.9
Self Storage                                              3.8
Hotels & Motels                                           3.2
Healthcare                                                2.4
Office - Real Estate                                      1.7
Factory Outlets                                           1.3
Office/Industrial                                         1.2
Manufactured Homes                                        1.0
Hotels                                                    0.3
Short Term Investments                                    9.8
                                                        -----
Total Investments                                       107.7
Other Assets less Liabilities                            (7.7)
                                                        -----
                                                        100.0
                                                        =====

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        Statement of Assets & Liabilities
--------------------------------------------------------------------------------

July 31, 2004 (unaudited)

ASSETS
   Investments, at value (identified cost, $74,446,456)                              $86,748,380
   Receivable for Fund shares sold                                                       485,867
   Receivable for securities sold                                                         19,290
   Dividends and interest receivable                                                     134,555
   Receivable from investment adviser                                                     28,002
   Securities lending income receivable                                                    1,346
                                                                                     -----------
      TOTAL ASSETS                                                                    87,417,440
                                                                                     -----------
LIABILITIES
   Collateral on securities loaned, at value                                           6,238,951
   Payable for securities purchased                                                      348,557
   Payable for Fund shares redeemed                                                      120,746
   Due to investment adviser                                                              54,249
   Deferred Trustees' fees                                                                11,443
   Transfer agent fees payable                                                            27,833
   Accounting and administrative fees payable                                              4,343
   Other accounts payable and accrued expenses                                            48,063
                                                                                     -----------
      TOTAL LIABILITIES                                                                6,854,185
                                                                                     -----------
NET ASSETS                                                                           $80,563,255
                                                                                     ===========
NET ASSETS CONSIST OF:
   Paid in capital                                                                   $66,530,645
   Undistributed (overdistributed) net investment income                                 341,452
   Accumulated net realized gain (loss) on investments                                 1,389,234
   Net unrealized appreciation (depreciation) of investments                          12,301,924
                                                                                     -----------
NET ASSETS                                                                           $80,563,255
                                                                                     ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                                                     $48,485,213
                                                                                     ===========
      Shares of beneficial interest                                                    3,150,277
                                                                                     ===========
      Net asset value and redemption price per share ($48,485,213/3,150,277
         shares of beneficial interest)                                              $     15.39
                                                                                     ===========
      Offering price per share (100/94.25 of $15.39)                                 $     16.33
                                                                                     ===========
   Class B shares:
      (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                                     $11,897,063
                                                                                     ===========
      Shares of beneficial interest                                                      775,044
                                                                                     ===========
      Net asset value and offering price per share ($11,897,063/775,044 shares
         of beneficial interest)                                                     $     15.35
                                                                                     ===========
   Class C shares:
      (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                                     $12,376,466
                                                                                     ===========
      Shares of beneficial interest                                                      803,138
                                                                                     ===========
      Net asset value and offering price per share ($12,376,466/803,138 shares of
         beneficial interest)                                                        $     15.41
                                                                                     ===========
   Class Y shares:
      Net assets                                                                     $ 7,804,513
                                                                                     ===========
      Shares of beneficial interest                                                      517,678
                                                                                     ===========
      Net asset value, offering and redemption price per share ($7,804,513/517,678
         shares of beneficial interest)                                              $     15.08
                                                                                     ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             Statement of Operations
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2004 (unaudited)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $1,721)                        $1,824,005
   Interest                                                               3,190
   Securities lending income                                              3,271
                                                                     ----------
                                                                      1,830,466
                                                                     ----------
   Expenses
      Management fees                                                   299,605
      Service fees - Class A                                             54,323
      Service and distribution fees - Class B                            59,759
      Service and distribution fees - Class C                            59,631
      Trustees' fees and expenses                                         5,962
      Accounting and administrative                                      24,468
      Custodian                                                          29,070
      Transfer agent fees - Class A, Class B, Class C                   119,036
      Transfer agent fees - Class Y                                      10,795
      Audit and tax services                                              9,510
      Legal                                                               2,052
      Shareholder reporting                                              16,697
      Registration                                                       27,790
      Miscellaneous                                                       6,371
                                                                     ----------
   Total expenses before reductions                                     725,069
                                                                     ----------
      Less waiver/reimbursement                                         (83,097)
      Less reductions                                                    (1,499)
                                                                     ----------
   Net expenses                                                         640,473
                                                                     ----------
   Net investment income                                              1,189,993
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Realized gain (loss) on investments - net                       1,624,588
      Change in unrealized appreciation (depreciation) of
         investments - net                                             (776,955)
                                                                     ----------
   Net realized and unrealized gain (loss) on investments               847,633
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $2,037,626
                                                                     ==========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Six Months Ended
                                                                   July 31, 2004       Year Ended
                                                                    (unaudited)     January 31, 2004
                                                                 ----------------   ----------------
FROM OPERATIONS:
   Net investment income                                           $ 1,189,993        $ 1,146,108
   Net realized gain (loss) on investments                           1,624,588          1,438,337
   Net change in unrealized appreciation (depreciation) of
      investments                                                     (776,955)        14,404,596
                                                                   -----------        -----------
   Increase (decrease) in net assets resulting from operations       2,037,626         16,989,041
                                                                   -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                                         (524,595)          (952,569)
      Class B                                                         (106,377)          (293,266)
      Class C                                                         (106,531)          (192,978)
      Class Y                                                         (101,990)          (192,863)
   Short-Term capital gain
      Class A                                                               --           (177,613)
      Class B                                                               --            (57,187)
      Class C                                                               --            (45,751)
      Class Y                                                               --            (37,629)
   Long-Term capital gain
      Class A                                                         (110,098)          (364,303)
      Class B                                                          (28,690)          (124,336)
      Class C                                                          (28,949)           (92,113)
      Class Y                                                          (18,939)           (69,657)
                                                                   -----------        -----------
                                                                    (1,026,169)        (2,600,265)
                                                                   -----------        -----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
SHARE TRANSACTIONS:                                                  8,956,614         29,689,479
                                                                   -----------        -----------
   Total increase (decrease) in net assets                           9,968,071         44,078,255
NET ASSETS
   Beginning of period                                              70,595,184         26,516,929
                                                                   -----------        -----------
   End of period                                                   $80,563,255        $70,595,184
                                                                   -----------        -----------
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME           $   341,452        $    (9,048)
                                                                   ===========        ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                                Income (loss) from investment operations:
                             ----------------------------------------------
                Net asset
                   value,                        Net realized
                beginning           Net         and unrealized   Total from
                   of           investment      gain (loss) on   investment
                the period   income (loss)(c)     investments    operations
                ----------   ----------------   --------------   ----------
Class A
7/31/2004(j)      $15.13           $0.25          $ 0.23           $ 0.48
1/31/2004          11.00            0.36            4.49             4.85
1/31/2003          11.37            0.40           (0.22)            0.18
1/31/2002          10.49            0.55            0.82             1.37
1/31/2001(g)       10.58            0.02           (0.11)(f)        (0.09)

Class B
7/31/2004(j)       15.10            0.20            0.22             0.42
1/31/2004          11.00            0.26            4.46             4.72
1/31/2003          11.39            0.32           (0.24)            0.08
1/31/2002          10.49            0.50            0.78             1.28
1/31/2001(g)       10.58            0.02           (0.11)(f)        (0.09)

Class C
7/31/2004(j)       15.15            0.20            0.23             0.43
1/31/2004          11.01            0.26            4.50             4.76
1/31/2003          11.40            0.32           (0.24)            0.08
1/31/2002          10.49            0.50            0.79             1.29
1/31/2001(g)       10.58            0.02           (0.11)(f)        (0.09)

Class Y
7/31/2004(j)       14.83            0.27            0.22             0.49
1/31/2004          10.80            0.40            4.40             4.80
1/31/2003          11.21            0.42           (0.22)            0.20
1/31/2002          10.49            0.58            0.81             1.39
1/31/2001(h)       10.00            0.23            0.55             0.78

                              Less distributions:
                ----------------------------------------------

                   Dividends     Distributions                   Net asset
                     from           from net                       value,       Total
                net investment      realized         Total         end of       return
                    income       capital gains   distributions   the period   (%)(a)(d)
                --------------   -------------   -------------   ----------   ---------
Class A
7/31/2004(j)        $(0.18)          $(0.04)        $(0.22)        $15.39         3.3
1/31/2004            (0.48)           (0.24)         (0.72)         15.13        45.0
1/31/2003            (0.39)           (0.16)         (0.55)         11.00         1.3
1/31/2002            (0.38)           (0.11)         (0.49)         11.37        13.2
1/31/2001(g)            --               --             --          10.49        (0.9)

Class B
7/31/2004(j)         (0.13)           (0.04)         (0.17)         15.35         2.8
1/31/2004            (0.38)           (0.24)         (0.62)         15.10        43.7
1/31/2003            (0.31)           (0.16)         (0.47)         11.00         0.5
1/31/2002            (0.27)           (0.11)         (0.38)         11.39        12.3
1/31/2001(g)            --               --             --          10.49        (0.9)

Class C
7/31/2004(j)         (0.13)           (0.04)         (0.17)         15.41         3.0
1/31/2004            (0.38)           (0.24)         (0.62)         15.15        43.9
1/31/2003            (0.31)           (0.16)         (0.47)         11.01         0.5
1/31/2002            (0.27)           (0.11)         (0.38)         11.40        12.4
1/31/2001(g)            --               --             --          10.49        (0.9)

Class Y
7/31/2004(j)         (0.20)           (0.04)         (0.24)         15.08         3.4
1/31/2004            (0.53)           (0.24)         (0.77)         14.83        45.5
1/31/2003            (0.45)           (0.16)         (0.61)         10.80         1.5
1/31/2002            (0.56)           (0.11)         (0.67)         11.21        13.5
1/31/2001(h)         (0.29)              --          (0.29)         10.49         7.8

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) The investment advisor agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) Had certain expenses not been reduced during the period, total returns would have been lower.
(e)  Computed on an annualized basis for periods less than one year.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating values of the investments of the Fund.
(g) For the period December 29, 2000 (commencement of operations) through January 31, 2001.
(h) For the period August 31, 2000 (commencement of operations) through January 31, 2001.
(i) The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(j)  For the six months ended July 31, 2004 (unaudited).

                 See accompanying notes to financial statements.

Ratios to average net assets:

Net assets,                Expenses after
  end of                       expense        Net investment   Portfolio
the period      Expenses     reductions           income        turnover
   (000)         (%)(b)       (%)(b)(i)            (%)          rate (%)
-----------     --------   --------------     --------------   ---------
  $48,485        1.50(e)       1.50(e)            3.39(e)           9
   39,846        1.50          1.50               2.73             18
   13,307        1.50          1.50               3.47             35
    5,522        1.50          1.50               4.92             36
      820        1.50(e)       1.50(e)            2.30(e)          12

   11,897        2.25(e)       2.25(e)            2.64(e)           9
   12,129        2.25          2.25               1.98             18
    8,401        2.25          2.25               2.72             35
    3,718        2.25          2.25               4.43             36
       87        2.25(e)       2.25(e)            2.14(e)          12

   12,376        2.25(e)       2.25(e)            2.64(e)           9
   11,410        2.25          2.25               1.98             18
    3,288        2.25          2.25               2.72             35
    1,061        2.25          2.25               4.52             36
       44        2.25(e)       2.25(e)            1.79(e)          12

    7,805        1.25(e)       1.25(e)            3.64(e)           9
    7,210        1.25          1.25               2.98             18
    1,521        1.25          1.25               3.72             35
      611        1.25          1.25               5.35             36
      539        1.25(e)       1.25(e)            5.40(e)          12

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 2004 (unaudited)

1. Organization. AEW Real Estate Fund, (the "Fund") is a series of CDC Nvest Companies Trust I (the "Trust"), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Restatement of Amended Agreement and Declaration of Trust permits the Fund's Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own 12b-1 Plan. If the Fund were liquidated, shares of each class would receive their pro rata share of the net assets of the Fund. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the New York Stock Exchange.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Fund's Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Potential return of capital adjustments on the Fund's investments are not reflected in the financial statements.

c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2004 (unaudited)

d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for distributions from real estate investment trusts for book and tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the six months ended July 31, 2004, purchases and sales of securities (excluding short-term investments) were $15,379,706 and $6,454,328, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. AEW Management and Advisors, L. P. ("AEW") serves as investment adviser to the Fund. AEW is an affiliate of AEW Capital Management, L.P. a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

             Percentage of Average Daily Net Assets
             --------------------------------------
                       First          Over
Fee Earned         $500 million   $500 million
----------         ------------   ------------
$299,605              0.800%         0.750%

For the six months ended July 31, 2004, the effective management fee was 0.800%:

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Fund and has subcontracted with Investors Bank & Trust Company. ("IBT") to serve as subadministrator. Pursuant to an agreement among CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") (collectively the "Trusts") and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

     (1)  Percentage of Eligible Average Daily Net Assets
          -----------------------------------------------
                  First        Next          Over
               $5 billion   $5 billion   $10 billion
               ----------   ----------   -----------
                 0.0675%      0.0625%       0.0500%

     or

     (2) Each Fund's pro rata portion, allocated based on the combined assets of the Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended July 31, 2004, $24,468 was paid to CIS for accounting and administrative expense.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2004 (unaudited)

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

     (1) An annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in Load Equity Funds. Load Equity Funds consist of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Research Fund.

              First            Next             Over
          $5.7 billion   Next $5 billion   $10.7 billion
          ------------   ---------------   -------------
             0.184%           0.180%           0.175%

     Each Class of shares is subject to a monthly class minimum of $1,500 allocated based on the combined assets of Class A, Class B and Class C.

          or

     (2) An allocated portion, based on eligible assets, of a minimum annual aggregate fee of $8.4 million.

Class Y pays service fees monthly representing the higher amount based on the following calculation:

          (1) An annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No-Load Retail Funds *and Load Funds - Class Y**.

          Class Y shares are subject to a monthly Class minimum of $1,250.

          or

          (2) An allocated portion, based on eligible assets of a minimum annual aggregate fee of $650,000.

* No-Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

In addition, pursuant to other service agreements, the Fund pays service fees to other firms that provide similar services for their own shareholder accounts.

CIS, BFDS and other firms are also reimbursed by the Fund for out-of-pocket expenses. For the six months ended July 31, 2004, the Fund paid $94,747 to CIS as compensation for its services as transfer agent.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2004, the Fund paid CDC IXIS Distributors $54,323 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2004 the Fund paid CDC IXIS Distributors $14,940 and $14,908 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares. For the six months ended July 31, 2004 the Fund paid CDC IXIS Distributors $44,819 and $44,723 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including CDSC) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Fund during the six months ended July 31, 2004 amounted to $90,327.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2004 (unaudited)

e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. Each Committee Chairman receives an additional retainer fee at the annual rate of $7,000. Each Trustee is compensated $3,750 per Committee meeting that he or she attends. These fees are allocated to the various series of the Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to July 1, 2004, each independent Trustee received, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attended. Each Committee member received an additional retainer fee at the annual rate of $7,000. Each Committee Chairman received an additional retainer fee at the annual rate of $5,000.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Trust or certain other series of the Trusts on the normal payment date. Deferred amounts remain in the Trust until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Fund. Fees for these services are presented in the Statement of Operations as shareholder reporting. For the six months ended July 31, 2004, the Fund paid $84 to CIS as compensation for their services.

5. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                               Six Months Ended              Year Ended
                                          July 31, 2004 (unaudited)       January 31, 2004
                                          -------------------------   -----------------------
Class A                                      Shares       Amount        Shares       Amount
-------                                     --------   -----------    ---------   -----------
Shares sold                                  856,184   $12,934,615    1,840,928   $24,015,684
Shares issued in connection with the
   reinvestment of:
   Dividends from net investment income       28,577       428,145       56,886       759,339
   Distributions from net realized gain        6,283        91,415       31,114       438,679
                                            --------   -----------    ---------   -----------
                                             891,044    13,454,175    1,928,928    25,213,702
Shares repurchased                          (374,329)   (5,501,423)    (505,210)   (6,586,903)
                                            --------   -----------    ---------   -----------
Net increase (decrease)                      516,715   $ 7,952,752    1,423,718   $18,626,799
                                            --------   -----------    ---------   -----------

                                               Six Months Ended             Year Ended
                                          July 31, 2004 (unaudited)      January 31, 2004
                                          -------------------------   ----------------------
Class B                                      Shares       Amount       Shares       Amount
-------                                     --------   ------------   --------   -----------
Shares sold                                   95,385   $ 1,453,521     204,391   $ 2,660,460
Shares issued in connection with the
   reinvestment of:
   Dividends from net investment income        5,649        84,669      17,736       231,747
   Distributions from net realized gain        1,596        23,192      10,359       145,291
                                            --------   -----------    --------   -----------
                                             102,630     1,561,382     232,486     3,037,498
Shares repurchased                          (130,682)   (1,918,282)   (192,997)   (2,455,353)
                                            --------   -----------    --------   -----------
Net increase (decrease)                      (28,052)  $  (356,900)     39,489   $   582,145
                                            --------   -----------    --------   -----------

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2004 (unaudited)

                                               Six Months Ended             Year Ended
                                          July 31, 2004 (unaudited)      January 31, 2004
                                          -------------------------   ---------------------
Class C                                      Shares       Amount       Shares      Amount
-------                                     --------   ------------   -------   -----------
Shares sold                                  181,811   $ 2,773,702    524,535   $ 7,086,116
Shares issued in connection with the
   reinvestment of:
   Dividends from net investment income        2,783        41,939      6,822        90,944
   Distributions from net realized gain          806        11,763      4,907        69,220
                                            --------   -----------    -------   -----------
                                             185,400     2,827,404    536,264     7,246,280
Shares repurchased                          (135,378)   (1,982,411)   (81,680)   (1,083,451)
                                            --------   -----------    -------   -----------
Net increase (decrease)                       50,022   $   844,993    454,584   $ 6,162,829
                                            --------   -----------    -------   -----------

                                               Six Months Ended              Year Ended
                                          July 31, 2004 (unaudited)       January 31, 2004
                                          -------------------------   -----------------------
Class Y                                       Shares     Amount         Shares       Amount
-------                                      -------   ----------     ---------   -----------
Shares sold                                   56,804   $  863,880       411,357   $ 5,228,063
Shares issued in connection with the
   reinvestment of:
   Dividends from net investment income        6,686       98,228        14,511       192,779
   Distributions from net realized gain        1,302       18,565         7,702       107,206
                                             -------   ----------     ---------   -----------
                                              64,792      980,673       433,570     5,528,048
Shares repurchased                           (33,441)    (464,904)      (88,143)   (1,210,342)
                                             -------   ----------     ---------   -----------
Net increase (decrease)                       31,351   $  515,769       345,427   $ 4,317,706
                                             -------   ----------     ---------   -----------
Increase (decrease) derived from
   capital shares transactions               570,036   $8,956,614     2,263,218   $29,689,479
                                             =======   ==========     =========   ===========

6. Security Lending. The Fund has entered into an agreement with IBT, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At July 31, 2004, the Fund loaned securities having a market value of $5,975,032 and collateralized by cash in the amount of $6,238,951 which was invested in short-term investments.

7. Expense Reductions. The Fund has entered into agreements with certain brokers where by the brokers will rebate a portion of brokerage commissions. Amounts earned by the Fund under such agreements are presented as a reduction of expenses in the Statement of Operations. For the six months ended July 31, 2004, expenses were reduced in the amount of $1,499.

AEW has given a binding undertaking to the Fund to defer its management fees, and if necessary, to bear certain expenses associated with the Fund in order to limit the Fund's total operating expenses. For the six months ended July 31, 2004, $83,097 of class level expenses have been reimbursed. This undertaking is in effect until April 30, 2005 and will be reevaluated on an annual basis.

If in the following fiscal year the actual operating expenses of a Fund that previously received a deferral or reimbursement are less than the expense limit for that Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At July 31, 2004, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

                                                         Expenses Subject   Expenses Subject         Total
                                                            to Possible        to Possible     Expenses Subject
    Expense Limit as a Percentage         Expiration       Reimbursement      Reimbursement       to Possible
     of Average Daily Net Assets           of Waiver       through 2005       through 2006       Reimbursement
-------------------------------------   --------------   ----------------   ----------------   ----------------
Class A   Class B   Class C   Class Y
-------   -------   -------   -------
 1.50%     2.25%     2.25%     1.25%    April 30, 2005       $221,986            $83,097           $305,083

8. Line of Credit. The Fund along with certain other portfolios that comprise the CDC Nvest Funds Trusts participate in a $50,000,000 committed line of credit provided by IBT. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended July 31, 2004.

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

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

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

                     CDC IXIS MODERATE DIVERSIFIED PORTFOLIO
              CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                             CDC NVEST EQUITY FUNDS
                             CDC NVEST INCOME FUNDS
                         CDC NVEST TAX FREE INCOME FUNDS
                              CDC NVEST STAR FUNDS
                                 CDC NVEST FUNDS
                                  (the "Funds")

   Supplement dated September 30, 2004 to CDC Nvest Income Funds Classes A, B, C and Y prospectuses, CDC Nvest Funds Classes A, B, C and Y prospectuses, and
CDC Nvest Tax Free Income Funds Classes A and B prospectus, each dated February
  1, 2004, CDC Nvest Star Funds Classes A, B and C prospectus, CDC Nvest Equity Funds Classes A, B and C prospectus, and CDC Nvest Equity Funds and CDC Nvest
    Star Funds Class Y prospectus, each dated May 1, 2004, CDC IXIS Moderate Diversified Portfolio Classes A and C prospectus dated July 14, 2004, and CDC
Nvest Cash Management Trust - Money Market Series prospectus dated September 1,
              2004, each as may be supplemented from time to time.

Effective November 1, 2004, the name of the Distributor for the Funds will change from CDC IXIS Asset Management Distributors, L.P. to IXIS Asset Management Distributors, L.P.

Also effective November 1, 2004 the name of the Adviser or Advisory Administrator will change from CDC IXIS Asset Management Advisers, L.P. to IXIS Asset Management Advisors, L.P for the following funds:

                       CDC IXIS International Equity Fund
                     CDC IXIS Moderate Diversified Portfolio
              CDC Nvest Cash Management Trust - Money Market Series
                          CDC Nvest Star Advisers Fund
                           CDC Nvest Star Growth Fund
                            CDC Nvest Star Value Fund
                          Hansberger International Fund
                     Harris Associates Large Cap Value Fund
                      Harris Associates Focused Value Fund
                        Loomis Sayles Core Plus Bond Fund
                    Loomis Sayles Government Securities Fund
                Loomis Sayles Massachusetts Tax Free Income Fund
                       Vaughan Nelson Small Cap Value Fund
                          Westpeak Capital Growth Fund

                                                                      SP242-0904

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Filed as a part of report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 10. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a)  (1)  Not applicable.

(a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)

(a)  (3)  Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Funds Trust II


                                    By: /s/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /s/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: September 23, 2004


                                    By: /s/ NICHOLAS H. PALMERINO
                                        ----------------------------------------
                                    Name: Nicholas H. Palmerino
                                    Title: Treasurer
                                    Date: September 23, 2004